UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS LifeCompass 2020 Fund
	Shares	Value ($)
Equity - Equity Funds 55.3%
DWS Capital Growth Fund "Institutional"	176,908	9,346,044
DWS Diversified International Equity Fund "Institutional"	822,771	5,273,964
DWS Dreman Mid Cap Value Fund "Institutional"	195,565	2,071,038
DWS Dreman Small Cap Value Fund "Institutional"	124,460	4,159,464
DWS EAFE Equity Index Fund "Institutional"	354,593	4,038,811
DWS Emerging Markets Equity Fund "Institutional"	265,321	4,027,574
DWS Equity 500 Index Fund "Institutional"	125,445	17,825,704
DWS Global Thematic Fund "Institutional"	101,190	2,113,867
DWS Growth & Income Fund "Institutional"	633,747	10,304,729
DWS International Fund "Institutional"	84,904	3,294,283
DWS Large Cap Focus Growth Fund "Institutional"*	92,787	2,723,289
DWS Large Cap Value Fund "Institutional"	417,669	7,196,439
DWS RREEF Real Estate Securities Fund "Institutional"	111,454	2,030,691
DWS S&P 500 Plus Fund "S"	940,464	11,106,875
DWS Small Cap Core Fund "S"	309,812	5,139,780
DWS Small Cap Growth Fund "Institutional"*	128,575	2,923,796
DWS Strategic Value Fund "Institutional"	356,683	11,271,185
DWS Technology Fund "Institutional"	408,081	5,598,870
DWS World Dividend Fund "Institutional"	135,801	3,096,254

Total Equity - Equity Funds (Cost $110,393,611)		113,542,657
Equity - Exchange-Traded Funds 11.7%
iShares MSCI Australia Index Fund	117,147	2,724,839
iShares MSCI Canada Index Fund	89,279	2,451,602
iShares MSCI Germany Index Fund	90,518	1,867,386
iShares MSCI Italy Index Fund	163,779	2,088,182
iShares MSCI Japan Index Fund	367,548	3,465,978
iShares MSCI United Kingdom Index Fund	476,259	7,815,410
Vanguard FTSE All World ex-U.S. Small-Cap Fund	42,736	3,561,191

Total Equity - Exchange-Traded Funds (Cost $23,616,383)		23,974,588
Fixed Income - Bond Funds 32.5%
DWS Core Fixed Income Fund "Institutional"	1,565,883	14,969,843
DWS Enhanced Commodity Strategy Fund "Institutional"	536,891	2,067,029
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	205,662	2,054,560
DWS Enhanced Global Bond Fund "S"	1,397,107	13,901,214
DWS Floating Rate Fund "Institutional"	231,015	2,093,001
DWS Global Inflation Fund "Institutional"	566,780	6,347,934
DWS High Income Fund "Institutional"	1,017,992	4,611,503
DWS Short Duration Fund "Institutional"	626,789	5,741,388
DWS U.S. Bond Index Fund "Institutional"	1,365,251	15,004,110

Total Fixed Income - Bond Funds (Cost $68,304,504)		66,790,582
Fixed Income - Money Market Fund 0.8%
Central Cash Management Fund, 0.13% (a) (Cost $1,648,425)	1,648,425	1,648,425

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,962,923) †	100.3	205,956,252
Other Assets and Liabilities, Net	(0.3)	(674,677)

Net Assets	100.0	205,281,575

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $206,670,718.  At November 30, 2011, net unrealized depreciation for all securities based on tax cost was $714,466.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,361,694 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,076,160.

(a) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$113,542,657	$—	$—	$113,542,657
Exchange-Traded Funds	23,974,588	—	—	23,974,588
Bond Funds	66,790,582	—	—	66,790,582
Money Market Funds	1,648,425	—	—	1,648,425
Total	$205,956,252	$—	$—	$205,956,252

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012